Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Core Equity Fund
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Core Equity Fund
Class Name	Columbia Variable Portfolio – Core Equity Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Core Equity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Core Equity Fund	$ 40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, information technology and communication services sectors were the top three contributors to relative Fund performance.
Allocations
| The real estate, health care and energy sectors were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance included NVIDIA Corp., Meta Platforms, Inc. and Salesforce, Inc.
Top Performance Detractors
Stock selection
| Selections in the health care, real estate and industrials sectors were the largest detractors from relative Fund performance.
Allocations
| The utilities, materials and financials sectors were the top three detracting sectors from relative performance.
Individual holdings
| Top individual detractors from relative performance included Broadcom, Inc., Baxter International, Inc. and SBA Communications Corp.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia Variable Portfolio – Core Equity Fund	26.35	14.38	12.52
S&P 500 ® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 222,427,478
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 865,658
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 222,427,478
Total number of portfolio holdings	77
Management services fees (represents 0.40% of Fund average net assets)	$ 865,658
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.6%
Microsoft Corp.	6.0%
Alphabet, Inc., Class A	5.4%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	4.1%
Salesforce, Inc.	2.3%
Booking Holdings, Inc.	2.1%
Citigroup, Inc.	2.1%
Fiserv, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.6%
Microsoft Corp.	6.0%
Alphabet, Inc., Class A	5.4%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	4.1%
Salesforce, Inc.	2.3%
Booking Holdings, Inc.	2.1%
Citigroup, Inc.	2.1%
Fiserv, Inc.	2.0%